Expenses for shipping activities and other expenses from operating activities - Charter Hire Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Total charter hire expenses	$ (604)	$ (31,114)	[1]	$ (31,173)	[1]
Charter hire
Disclosure of operating segments [line items]
Total charter hire expenses	(604)	6		(62)
Bare boat hire
Disclosure of operating segments [line items]
Total charter hire expenses	$ 0	$ (31,120)		$ (31,111)

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.